Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Financial contributions	$ 6,484	$ 9,541
Paint Entity
Variable Interest Entity [Line Items]
Ownership percentage	50.00%